Events occurring after the reporting period (Details) $ in Millions			2 Months Ended	6 Months Ended
	Feb. 28, 2024 GBP (£)	Feb. 20, 2024 USD ($) shares	Mar. 13, 2024 GBP (£)	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 shares
Events occurring after the reporting date
Net book value of disposals of intangible assets				£ 9,951,000	£ 8,810,000
Additions or extensions of intangible assets				217,436,000	222,171,000
Borrowings				773,301,000	741,900,000	£ 613,296,000
Revolving facilities
Events occurring after the reporting date
Borrowings				260,000,000	£ 200,000,000	£ 100,000,000
Available facility				£ 300,000,000
Ordinary shares
Events occurring after the reporting date
Number of shares issued | shares				164,842,000	164,745,000	164,842,000	164,745,000
Class A ordinary shares
Events occurring after the reporting date
Number of shares issued | shares				54,537,360
Class B ordinary shares
Events occurring after the reporting date
Number of shares issued | shares				110,207,613
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets				£ 9,951,000	£ 8,810,000
Additions or extensions of intangible assets				£ 215,086,000	£ 221,472,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs			£ 989,000
Net book value of disposals of intangible assets			29,000
Solidarity contributions, training compensation, sell-on fees and contingent consideration receivable			207,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets			350,000
Sell-on fees and contingent consideration payable			£ 1,210,000
Completion of minority investment | Class A ordinary shares
Events occurring after the reporting date
Number of shares issued | shares		56,601,130
Completion of minority investment | Class B ordinary shares
Events occurring after the reporting date
Number of shares issued | shares		114,301,320
Completion of minority investment | Sir Jim Ratcliffe, through Trawlers Limited
Events occurring after the reporting date
Voting rights		27.70%
Investment made into club | $		$ 200
Completion of minority investment | Sir Jim Ratcliffe, through Trawlers Limited | Within 1 year
Events occurring after the reporting date
Investment to be made into club | $		$ 100
Revolving facilities repayment | Revolving facilities
Events occurring after the reporting date
Repayment	£ 120,000,000
Borrowings	140,000,000
Available facility	300,000,000
Revolving facilities repayment | Initial revolving facility with Bank of America
Events occurring after the reporting date
Repayment	35,000,000
Revolving facilities repayment | Bilateral facility with Bank of America
Events occurring after the reporting date
Repayment	52,500,000
Revolving facilities repayment | Revolving facility with Santander
Events occurring after the reporting date
Repayment	£ 32,500,000